Employee benefits (Post-Employment) (Tables)	6 Months Ended
Jun. 30, 2018
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Changes in the Net Defined Benefits

Changes in the net defined benefits are set out as follows:

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Balance at January 1, 2017	10,752	—	—	293	11,214	38	22,297
(+) Remeasurement effects recognized in OCI	(654)	—	—	(105)	(1,150)	1	(1,908)
(+) Costs incurred in the year	1,256	—	—	76	1,383	11	2,726
(-) Contributions paid	(230)	—	—	—	(467)	(2)	(699)
(-) Payments related to the Term of Financial Commitment (TFC)	(223)	—	—	—	—	—	(223)
Others	—	—	—	—	—	(6)	(6)
Cumulative translation adjustment	(173)	—	—	(4)	(178)	(2)	(357)

Balance at December 31, 2017	10,728	—	—	260	10,802	40	21,830

Current	443	—	—	—	401	—	844
Non-current	10,285	—	—	260	10,401	40	20,986

Balance at December 31, 2017	10,728	—	—	260	10,802	40	21,830

(+) Costs incurred in the period	278	—	—	16	303	2	599
(-) Contributions paid	(93)	—	—	—	(111)	—	(204)
Others	—	—	—	—	—	30	30
Cumulative translation adjustment	(55)	—	—	(2)	(56)	(2)	(115)

Balance at March 31,2018	10,858	—	—	274	10,938	70	22,140

Transfer due to split of Petros plan	(10,858)	7,652	3,206	—	—	—	—
(+) Costs incurred in the period	—	191	59	14	272	2	538
(-) Contributions paid	—	(87)	(27)	—	(122)	(1)	(237)
(-) Payments related to the Term of Financial Commitment (TFC)	—	(72)	(29)	—	—	—	(101)
Others	—	—	—	—	—	4	4
Cumulative translation adjustment	—	(1,060)	(442)	(38)	(1,519)	(9)	(3,068)

Balance at June 30, 2018	—	6,624	2,767	250	9,569	66	19,276

Current	—	270	111	—	344	2	727
Non-current	—	6,354	2,656	250	9,225	64	18,549

Balance at June 30, 2018	—	6,624	2,767	250	9,569	66	19,276

Pension and Medical Benefit Expenses

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

	Pension Plans				Medical Plan
	Petros (*)	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Current service cost	24	19	2	19	82	2	148
Net interest cost over net liabilities / (assets)	254	172	57	12	492	2	989

Net costs for Jan-Jun/2018	278	191	59	31	574	4	1,137

Related to active employees:
Included in the cost of sales	46	33	8	15	124	—	226
Included in operating expenses	22	16	4	9	65	3	119
Related to retired employees	210	142	47	7	385	1	792

Net costs for Jan-Jun/2018	278	191	59	31	574	4	1,137

Net costs for Jan-Jun/2017	630	—	—	39	694	5	1,368

(*)	It refers to the costs before the split in April 1, 2018.

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Current service cost	—	19	2	9	39	1	70
Net interest cost over net liabilities / (assets)	—	172	57	6	232	1	468

Net costs for Apr-Jun/2018	—	191	59	15	271	2	538

Related to active employees:
Included in the cost of sales	—	33	8	7	58	—	106
Included in operating expenses	—	16	4	4	31	2	57
Related to retired employees	—	142	47	4	182	—	375

Net costs for Apr -Jun/2018	—	191	59	15	271	2	538

Net costs for Apr -Jun/2017	312	—	—	19	343	2	676

Summary of Voluntary Separation Incentive Plans

The Company has implemented voluntary separation incentive plans (PDIV) which have had the following cumulative adherence by employees since their announcement:

	Enrollments	Separations	Cancellations	Outstanding
Petrobras (PIDV 2014 and 2016)	19,499	(16,501)	(2,820)	178
Petrobras Distribuidora (PIDV BR 2014, 2015 and 2016)	2,165	(1,721)	(428)	16

Total	21,664	(18,222)	(3,248)	194

Disclosure of Changes in Provision

As a result, the Company recognized a total of 18,222 separations in these plans, whose changes in the provision as of June 30, 2018 are set out as follows:

	06.30.2018	12.31.2017
Opening Balance	34	811
Enrollments (*)	10	—
Revision of provisions	(6)	(237)
Separations in the period	(11)	(558)
Cumulative translation adjustment	(4)	18

Closing Balance	23	34

Current	23	34

(*)	On January 29, 2018, Petrobras Distribuidora reopened its 2016 separation incentive plan PIDV (BR 2016) for new enrollments up to March 2, 2018.